Forward Purchase Agreements (“FPA”) (Details Narrative) - USD ($)	Mar. 21, 2024	Jul. 27, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 04, 2023	Sep. 20, 2023	Sep. 15, 2023	Aug. 14, 2023	Aug. 04, 2023
IfrsStatementLineItems [Line Items]
Number of shares issued			40,239,419	12,683,039
Value of shares issued			$ 13,616	$ 10,892
Forward purchase agreement [member] | Vellar Opportunities Fund Master, Ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of rights and obligations		50.00%
Number of shares issued		931,915						1,268,085
Additional funds requested to seller							$ 1,000,000
Additional funds received from seller						$ 1,000,000
Forward purchase agreement [member] | ACM ARRT K LLC [member]
IfrsStatementLineItems [Line Items]
Number of shares issued					1,050,000				550,000
Value of shares issued					$ 0
Forward purchase agreement [member] | ACM ARRT K LLC [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		2,200,000
Forward purchase agreement [member] | ACM ARRT K LLC [member] | Class A Common Stock [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		500,000
Valuation period agreement [member] | Vellar Opportunities Fund Master, Ltd [member] | Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	52,641
Weighted average share price	$ 2.00
Settlement adjustment amount	$ 4,400,000
Valuation period agreement [member] | Vellar Opportunities Fund Master, Ltd [member] | Weighted average [member] | Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Weighted average share price	$ 0.45